Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK LATIN AMERICA FUND, INC.
Prospectus Date	rr_ProspectusDate	Feb. 28, 2014
Document Creation Date	dei_DocumentCreationDate	Mar. 06, 2014